Board of Directors, Senior Management and Key management personnel	12 Months Ended
Dec. 31, 2018
Disclosure of information about Board of Directors Senior Management and Key management personnel [Abstract]
Disclosure of Information About Board of Directors Senior Management and Key management personnel [Text Block]
Note 7	Board of Directors, Senior Management and Key management personnel

7.1	Board of Directors and Senior Management

1)	Board of directors

SQM S.A. is managed by a Board of Directors which is composed of 8 regular directors, 2 of whom are independent directors, who are elected for a three-year period. The present Board of Directors was elected by the shareholders at the Ordinary Shareholders' Meeting on April 27, 2018.

On December 5, 2018, directors Darryl Stann and Mark F. Fracchia presented their resignations to the Board of Directors, and to date no replacements have been named.

As of December 31, 2018, the Company has the following Committees:

-
Directors’ Committee: This committee comprises Hernán Büchi Buc, Laurence Golbome Riveros and Alberto Salas Muñoz and fulfills the functions established in Article 50 bis of Chilean Law no. 18.046 on publicly-held corporations.

-	The Company’s Health, Safety and Environmental Matters Committee: This committee comprises Arnfinn F. Prugger, Patricio Contesse Fica and Gonzalo Guerrero Yamamoto.
-
Corporate Governance Committee: Comprised of Hernán Büchi Buc. In the session held in December 2018, in consideration of the resignation of directors Darryl Stann and Mark F. Fracchia, the Board of Directors decided move forward on issues pertaining to this committee.

During the periods covered by these financial statements, there are no pending balances receivable and payable between the Company, its directors or members of Senior Management, other than those related to remuneration, fee allowances and profit-sharing. In addition, there were no transactions conducted between the Company, its directors or members of Senior Management.

2)	Directors’ Compensation

Directors’ compensation is detailed as follows:

a)
The payment of a fixed, gross and monthly amount of UF 400 in favor of the Chairman of the Board of Directors of SQM S.A. and of UF 350 in favor of the remaining seven Directors of SQM S.A. and regardless of the number of Board of Directors’ Meetings held or not held during the related month.

b)
A payment in domestic currency in favor of the Chairman of the Company’s Board of Directors consisting of a variable and gross amount equivalent to 0.12% of profit for the period effectively earned by the Company during the 2018 fiscal year.

c)
A payment in domestic currency in favor of each Company’s directors excluding the Chairman of the Board, consisting of a variable and gross amount equivalent to 0.06% of profit for the period effectively earned by the Company during the 2018 fiscal year.

d)
The fixed and variable amounts indicated above cannot be altered and those expressed in percentages will be paid after the related General Shareholders’ Meeting of SQM S.A. approves the Balance Sheet, Financial Statements, Annual Report, the Account Inspectors’ Report and Independent Auditor’s Report of SQM S.A. for the commercial year ended December 31, 2018.

e)
The amounts expressed in UF will be paid in accordance with the value determined by the Chilean Superintendence of Banks and Financial Institutions (SBIF), the Central Bank of Chile (Banco Central de Chile) or another relevant institution replacing them during the last day of the calendar year applicable. The amounts reflected in or referred to in U.S. dollars will be converted to Chilean pesos and paid in Chilean pesos in accordance with the exchange rate in force when the dividend for the 2018 fiscal year is paid.

f)	Therefore, the remunerations and profit sharing paid to members of the Board of Directors and Audit Committee as of December 31, 2018, amount to ThUS$3,791, and ThUS$ 3,231 as of December 31, 2017.

3)	Directors’ Committee

The remuneration of the Directors Committee comprises:

a)
The payment of a fixed, gross and monthly amount of UF 113 in favor of each of the 3 directors that are members of the Directors’ Committee, regardless of the number of meetings of the Directors’ Committee that have or have not been held during the month concerned.

b)
The payment in domestic currency and in favor of each of the 3 directors of a variable and gross amount equivalent to 0.02% of total net profit that the Company effectively obtains during the 2018 fiscal year.

c)	Approval of a budget for operating costs for the Directors’ Committee equal to the total of their joint annual remunerations plus ThUS$825.
d)
The fixed and variable amounts indicated above cannot be altered and those expressed in percentages will be paid after the related General Shareholders’ Meeting of SQM S.A. approves the Balance Sheet, Financial Statements, Annual Report, the Account Inspectors’ Report and Independent Auditor’s Report of SQM S.A. for the commercial year ended December 31, 2018.

e)
The amounts expressed in UF will be paid in accordance with the value determined by the Chilean Superintendence of Banks and Financial Institutions (SBIF), the Central Bank of Chile (Banco Central de Chile) or another relevant institution replacing them during the last day of the calendar year applicable. The amounts reflected in or referred to in U.S. dollars will be converted to Chilean pesos and paid in Chilean pesos in accordance with the exchange rate in force when the dividend for the 2018 fiscal year is paid.

4)	Health, Safety and Environmental Matters Committee:

The remuneration for this committee is composed of the payment of a fixed, gross and monthly amount of UF
50
for each of the 3 Directors on the committee, regardless of the number of meetings it has held.

5)	Corporate Governance Committee

The remuneration for this committee is composed of the payment of a fixed, gross, monthly amount of UF
50
 for each of the 3 Directors on the committee regardless of the number of meetings it has held
.

6)	No guarantees have been constituted in favor of the directors.

7)	Senior management compensation:

a)
As of December 31, 2018, the global compensation paid to the 123 main executives amounts to ThUS$27,907, the global compensation paid to the 115 main executives as of December 31, 2017 amounted to ThUS$27,367. This includes monthly fixed salary and variable performance bonuses.

b)
SQM S.A. has an annual bonus plan based on goal achievement and individual contribution to the Company’s results. These incentives are structured as a minimum and maximum number of gross monthly salaries and are paid once a year.

c)	The Company also has retention bonuses for its executives. The value of these bonuses is linked to the Company's stock price and is payable in cash during the first quarter of 2021 (see Note 18.6).

8)	No guarantees have been constituted in favor of the Company’s management.

9)
The Company’s Managers and Directors do not receive or have not received any benefit during the period ended December 31, 2018 and the year ended December 31, 2017 or compensation for the concept of pensions, life insurance, paid time off, profit sharing, incentives, or benefits due to disability other than those mentioned in the preceding points.

7.2	Key management personnel compensation

As of December 31, 2018, there are 123 people occupying key management positions and 115 as of December 31, 2017.

	12/31/2018	12/31/2017
	ThUS$	ThUS$

Key management personnel compensation (1)	27,907	27,367

(1)	Corresponds to a number of executives (see Note 7.1 number 3) a).